Jun. 09, 2020
BNY Mellon Large Cap Stock Fund
BNY Mellon Large Cap Stock Fund
June 9, 2020 BNY MELLON FUNDS TRUST BNY Mellon Large Cap Stock Fund Supplement to Current Prospectus

The following information supersedes and replaces any contrary information contained in the sections of the Prospectus entitled "Fund Summary – BNY Mellon Large Cap Stock Fund - Principal Investment Strategy" and "Fund Details – Goal and Approach – BNY Mellon Large Cap Stock Fund":

The fund typically will hold between 100 and 250 securities.